First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.5%
	Belgium — 5.3%
115,005	Ageas S.A./N.V. (EUR)	$4,990,778
61,017	Cofinimmo S.A. (EUR)	4,809,474
		9,800,252
	Denmark — 4.1%
4,284	AP Moller - Maersk A/S, Class A (DKK)	7,600,267
	France — 14.2%
71,427	BNP Paribas S.A. (EUR)	4,935,326
80,349	Covivio S.A. (EUR)	4,317,969
493,727	Credit Agricole S.A. (EUR)	7,004,967
454,094	Orange S.A. (EUR)	5,165,355
205,241	Rubis SCA (EUR)	5,097,945
		26,521,562
	Germany — 10.2%
17,167	Allianz SE (EUR)	4,585,308
52,170	Bayerische Motoren Werke AG (Preference Shares) (EUR)	5,180,486
213,507	Evonik Industries AG (EUR)	4,360,461
71,316	Mercedes-Benz Group AG (EUR)	4,924,507
		19,050,762
	Italy — 5.3%
444,794	Poste Italiane S.p.A. (EUR) (c) (d)	5,045,326
958,005	Snam S.p.A. (EUR)	4,923,070
		9,968,396
	Jersey — 4.5%
1,391,534	Glencore PLC (GBP)	8,373,717
	Netherlands — 6.6%
123,805	ASR Nederland N.V. (EUR)	5,835,990
164,790	NN Group N.V. (EUR)	6,503,624
		12,339,614
	Norway — 7.4%
240,727	Aker BP ASA (NOK)	7,001,528
192,926	Yara International ASA (NOK)	6,858,815
		13,860,343
	Poland — 4.1%
454,307	ORLEN S.A. (PLN)	7,562,643
	Spain — 8.4%
201,735	ACS Actividades de Construccion y Servicios S.A. (EUR)	8,943,828
334,292	Endesa S.A. (EUR)	6,812,495
		15,756,323
	Sweden — 2.6%
570,684	Tele2 AB, Class B (SEK)	4,896,564
Shares	Description	Value

	Switzerland — 5.3%
73,192	Holcim AG (CHF)	$5,745,361
7,840	Zurich Insurance Group AG (CHF)	4,097,811
		9,843,172
	United Kingdom — 20.5%
542,191	Close Brothers Group PLC (GBP)	5,487,358
615,428	IG Group Holdings PLC (GBP)	6,004,998
2,494,195	Legal & General Group PLC (GBP)	7,983,026
112,431	Rio Tinto PLC (GBP)	8,372,171
5,569,660	Taylor Wimpey PLC (GBP)	10,439,607
		38,287,160
	Total Common Stocks	183,860,775
	(Cost $180,450,753)
MONEY MARKET FUNDS — 0.1%
137,591	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (e)	137,591
	(Cost $137,591)

	Total Investments — 98.6%	183,998,366
	(Cost $180,588,344)
	Net Other Assets and Liabilities — 1.4%	2,589,783
	Net Assets — 100.0%	$186,588,149

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2023.

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	34.0%
Materials	18.3
Consumer Discretionary	11.2
Utilities	9.1
Industrials	9.0
Energy	7.9
Communication Services	5.5
Real Estate	5.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	50.8%
GBP	25.4
NOK	7.5
CHF	5.3
DKK	4.1
PLN	4.1
SEK	2.7
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 183,860,775	$ 183,860,775	$ —	$ —
Money Market Funds	137,591	137,591	—	—
Total Investments	$183,998,366	$183,998,366	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Belgium — 1.3%
9,471	Warehouses De Pauw C.V.A. (EUR)	$297,981
	Canada — 1.3%
30,218	Dream Industrial Real Estate Investment Trust (CAD)	318,360
	Cayman Islands — 1.3%
215,766	ESR Group Ltd. (HKD) (c) (d)	298,428
	Japan — 9.3%
293	Daiwa House REIT Investment Corp. (JPY)	523,036
560	GLP J-REIT (JPY)	558,014
266	LaSalle Logiport REIT (JPY)	286,752
93	Mitsui Fudosan Logistics Park, Inc. (JPY)	301,756
269	Nippon Prologis REIT, Inc. (JPY)	517,777
		2,187,335
	Singapore — 4.5%
388,364	Frasers Logistics & Commercial Trust (SGD) (d)	338,411
544,277	Mapletree Logistics Trust (SGD)	717,592
		1,056,003
	United Kingdom — 5.1%
80,976	Segro PLC (GBP)	914,906
135,772	Tritax Big Box REIT PLC (GBP)	292,301
		1,207,207
	United States — 76.8%
8,243	American Tower Corp.	1,779,499
31,041	Americold Realty Trust, Inc.	939,611
14,356	Crown Castle, Inc.	1,653,668
10,880	Digital Realty Trust, Inc.	1,464,230
50,229	DigitalBridge Group, Inc.	881,017
5,419	EastGroup Properties, Inc.	994,603
1,821	Equinix, Inc.	1,466,615
18,892	First Industrial Realty Trust, Inc.	995,042
89,745	LXP Industrial Trust	890,270
12,347	Prologis, Inc.	1,645,855
18,456	Rexford Industrial Realty, Inc.	1,035,382
6,772	SBA Communications Corp.	1,717,989
24,779	STAG Industrial, Inc.	972,824
15,339	Terreno Realty Corp.	961,295
110,080	Uniti Group, Inc.	636,262
		18,034,162
	Total Common Stocks	23,399,476
	(Cost $20,697,137)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
38,720	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (e)	$38,720
	(Cost $38,720)

	Total Investments — 99.8%	23,438,196
	(Cost $20,735,857)
	Net Other Assets and Liabilities — 0.2%	46,334
	Net Assets — 100.0%	$23,484,530

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2023.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Real Estate	100.0%

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	77.1%
JPY	9.3
GBP	5.1
SGD	4.5
CAD	1.4
HKD	1.3
EUR	1.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 23,399,476	$ 23,399,476	$ —	$ —
Money Market Funds	38,720	38,720	—	—
Total Investments	$23,438,196	$23,438,196	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Australia — 5.5%
568,800	Fortescue Ltd. (AUD)	$11,248,399
2,866,717	Harvey Norman Holdings Ltd. (AUD)	8,204,797
265,068	JB Hi-Fi Ltd. (AUD)	9,578,834
630,588	Super Retail Group Ltd. (AUD)	6,776,589
		35,808,619
	Belgium — 0.9%
138,917	Ageas S.A./N.V. (EUR)	6,028,468
	Bermuda — 1.6%
1,018,970	CK Infrastructure Holdings Ltd. (HKD)	5,637,383
130,500	Lazard Ltd.	4,541,400
		10,178,783
	Canada — 12.2%
111,699	Bank of Nova Scotia (The) (CAD)	5,437,218
132,915	BCE, Inc. (CAD)	5,233,143
1,364,337	Birchcliff Energy Ltd. (CAD)	5,951,374
111,539	Canadian Imperial Bank of Commerce (CAD)	5,370,505
178,391	Canadian Utilities Ltd., Class A (CAD)	4,293,339
191,821	Great-West Lifeco, Inc. (CAD)	6,349,397
155,432	IGM Financial, Inc. (CAD)	4,106,769
284,273	Labrador Iron Ore Royalty Corp. (CAD)	6,843,748
196,716	Laurentian Bank of Canada (CAD)	4,137,561
251,229	Manulife Financial Corp. (CAD)	5,551,477
1,143,274	Peyto Exploration & Development Corp. (CAD)	10,388,302
182,910	Power Corp. of Canada (CAD)	5,230,338
153,990	TC Energy Corp. (CAD)	6,015,262
238,040	TELUS Corp. (CAD)	4,236,054
		79,144,487
	Cayman Islands — 0.7%
854,870	CK Hutchison Holdings Ltd. (HKD)	4,581,713
	Denmark — 1.4%
4,959	AP Moller - Maersk A/S, Class A (DKK)	8,797,788
	Finland — 1.9%
471,979	Fortum Oyj (EUR)	6,804,784
709,758	Metsa Board Oyj, Class B (EUR)	5,633,622
		12,438,406
	France — 2.4%
558,716	ALD S.A. (EUR) (c) (d)	3,975,232
Shares	Description	Value

	France (Continued)
346,719	Nexity S.A. (EUR)	$6,449,500
70,317	TotalEnergies SE (EUR)	4,781,780
		15,206,512
	Germany — 5.2%
19,919	Allianz SE (EUR)	5,320,368
125,402	BASF SE (EUR)	6,752,969
256,273	Freenet AG (EUR)	7,168,990
59,536	Hapag-Lloyd AG (EUR) (c) (d)	8,872,825
82,255	Mercedes-Benz Group AG (EUR)	5,679,867
		33,795,019
	Hong Kong — 3.5%
1,674,692	Henderson Land Development Co., Ltd. (HKD)	5,158,013
1,793,476	Hysan Development Co., Ltd. (HKD)	3,560,079
2,963,697	New World Development Co., Ltd. (HKD)	4,600,116
17,393,681	PCCW Ltd. (HKD)	9,266,532
		22,584,740
	Israel — 1.1%
1,426,152	ICL Group Ltd. (ILS)	7,212,397
	Italy — 5.1%
4,062,700	A2A S.p.A. (EUR)	8,337,631
1,138,687	Anima Holding S.p.A. (EUR) (c) (d)	5,035,746
223,968	Azimut Holding S.p.A. (EUR)	5,844,966
452,472	Eni S.p.A. (EUR)	7,666,409
509,304	Poste Italiane S.p.A. (EUR) (c) (d)	5,777,067
		32,661,819
	Japan — 9.7%
276,454	Aozora Bank Ltd. (JPY)	6,005,522
398,700	Haseko Corp. (JPY)	5,180,272
304,470	Japan Tobacco, Inc. (JPY)	7,870,873
548,700	Mitsui OSK Lines Ltd. (JPY)	17,577,858
124,300	MS&AD Insurance Group Holdings, Inc. (JPY)	4,889,133
504,300	Nippon Yusen KK (JPY)	15,633,300
249,500	Sumitomo Corp. (JPY)	5,442,993
		62,599,951
	Jersey — 1.8%
4,655,073	Centamin PLC (GBP)	5,915,781
192,389	Janus Henderson Group PLC	5,800,528
		11,716,309
	Luxembourg — 0.7%
124,906	APERAM S.A. (EUR)	4,533,813
	Mauritius — 0.9%
29,834,800	Golden Agri-Resources Ltd. (SGD)	5,877,665

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands — 3.6%
123,700	ASR Nederland N.V. (EUR)	$5,831,041
48,149	LyondellBasell Industries N.V., Class A	4,578,007
163,938	NN Group N.V. (EUR)	6,469,998
475,395	SBM Offshore N.V. (EUR)	6,533,900
		23,412,946
	New Zealand — 1.0%
1,904,359	Spark New Zealand Ltd. (NZD)	6,235,906
	Norway — 2.2%
910,370	Norsk Hydro ASA (NOK)	6,128,929
219,076	Yara International ASA (NOK)	7,788,487
		13,917,416
	South Korea — 13.0%
1,714,310	BNK Financial Group, Inc. (KRW)	9,503,978
97,704	DB Insurance Co., Ltd. (KRW)	6,349,736
1,273,011	DGB Financial Group, Inc. (KRW)	8,391,850
204,186	Hana Financial Group, Inc. (KRW)	6,880,715
96,211	Hyundai Motor Co. (Preference Shares) (KRW)	8,531,172
1,111,046	Industrial Bank of Korea (KRW)	10,231,389
136,799	KB Financial Group, Inc. (KRW)	5,746,429
78,899	KT&G Corp. (KRW)	5,323,645
36,965	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	7,548,563
193,000	Samsung Securities Co., Ltd. (KRW)	5,769,470
957,015	Woori Financial Group, Inc. (KRW)	9,660,063
		83,937,010
	Spain — 7.4%
209,871	ACS Actividades de Construccion y Servicios S.A. (EUR)	9,304,534
227,374	Cia de Distribucion Integral Logista Holdings S.A. (EUR)	6,144,701
512,612	Enagas S.A. (EUR)	8,638,415
3,039,982	Mapfre S.A. (EUR)	6,520,671
151,725	Naturgy Energy Group S.A. (EUR)	4,522,405
348,785	Redeia Corp. S.A. (EUR)	5,740,952
1,698,972	Telefonica S.A. (EUR)	6,628,287
		47,499,965
Shares	Description	Value

	Sweden — 1.4%
5,046,384	Samhallsbyggnadsbolaget i Norden AB (SEK)	$2,533,686
2,618,226	Telia Co., AB (SEK)	6,679,221
		9,212,907
	Switzerland — 2.4%
30,712	Helvetia Holding AG (CHF)	4,232,235
53,151	Swiss Re AG (CHF)	5,975,814
10,299	Zurich Insurance Group AG (CHF)	5,383,081
		15,591,130
	United Kingdom — 5.5%
2,152,557	abrdn PLC (GBP)	4,901,716
1,865,461	Ashmore Group PLC (GBP)	5,297,754
179,123	British American Tobacco PLC (GBP)	5,241,060
2,151,690	Legal & General Group PLC (GBP)	6,886,790
947,235	Phoenix Group Holdings PLC (GBP)	6,461,960
91,999	Rio Tinto PLC (GBP)	6,850,703
		35,639,983
	United States — 8.1%
157,635	Altria Group, Inc.	6,358,996
287,338	AT&T, Inc.	4,821,532
240,211	Kohl’s Corp.	6,889,251
396,793	Northwest Bancshares, Inc.	4,951,977
48,082	Prudential Financial, Inc.	4,986,584
442,423	Sitio Royalties Corp., Class A	10,401,365
111,727	Universal Corp.	7,521,461
560,424	Western Union (The) Co.	6,680,254
		52,611,420
	Total Common Stocks	641,225,172
	(Cost $657,154,816)
MONEY MARKET FUNDS — 0.1%
254,663	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (e)	254,663
	(Cost $254,663)

	Total Investments — 99.3%	641,479,835
	(Cost $657,409,479)
	Net Other Assets and Liabilities — 0.7%	4,789,881
	Net Assets — 100.0%	$646,269,716

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2023.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	35.9%
Industrials	12.5
Materials	11.5
Energy	8.1
Consumer Discretionary	7.9
Communication Services	7.8
Utilities	6.9
Consumer Staples	5.9
Real Estate	3.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	26.6%
KRW	13.1
CAD	12.3
USD	10.6
JPY	9.8
GBP	6.5
AUD	5.6
HKD	5.1
CHF	2.4
NOK	2.2
SEK	1.4
DKK	1.4
ILS	1.1
NZD	1.0
SGD	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 641,225,172	$ 641,225,172	$ —	$ —
Money Market Funds	254,663	254,663	—	—
Total Investments	$641,479,835	$641,479,835	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Bermuda — 0.7%
19,723,539	Concord New Energy Group Ltd. (HKD)	$1,616,580
	Brazil — 0.7%
1,270,908	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A. (BRL) (c)	235,469
661,350	Serena Energia S.A. (BRL) (c)	1,390,066
		1,625,535
	Canada — 12.2%
296,499	Boralex, Inc., Class A (CAD)	7,536,385
541,985	Innergex Renewable Energy, Inc. (CAD)	3,758,984
839,372	Northland Power, Inc. (CAD)	15,247,488
		26,542,857
	Cayman Islands — 0.1%
1,464,426	China High Speed Transmission Equipment Group Co., Ltd. (HKD) (c)	305,694
	China — 5.5%
7,714,177	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	1,778,257
11,076,164	China Longyuan Power Group Corp., Ltd., Class H (HKD)	8,397,374
1,811,774	China Suntien Green Energy Corp., Ltd., Class H (HKD)	658,953
2,437,099	Goldwind Science & Technology Co., Ltd. (HKD)	1,095,501
		11,930,085
	Denmark — 18.0%
458,711	Cadeler A/S (NOK) (c) (d)	2,118,399
258,902	Orsted A/S (DKK) (e) (f)	14,350,855
720,621	Vestas Wind Systems A/S (DKK) (c)	22,869,234
		39,338,488
	France — 3.3%
258,084	Engie S.A. (EUR)	4,535,217
82,167	Neoen S.A. (EUR) (e) (f)	2,746,641
		7,281,858
	Germany — 7.6%
20,409	Energiekontor AG (EUR)	1,863,270
360,705	Nordex SE (EUR) (c) (d)	4,141,274
111,714	PNE AG (EUR) (d)	1,706,838
100,969	RWE AG (EUR)	4,590,108
51,828	SGL Carbon SE (EUR) (c) (d)	372,472
292,011	Siemens Energy AG (EUR) (c)	3,868,378
		16,542,340
	Greece — 1.4%
176,252	Terna Energy S.A. (EUR)	3,093,711
Shares	Description	Value

	Italy — 6.9%
618,819	Enel S.p.A. (EUR)	$4,597,558
183,955	ERG S.p.A. (EUR)	5,860,794
101,690	Prysmian S.p.A. (EUR)	4,621,762
		15,080,114
	Japan — 3.9%
62,600	Hitachi Ltd. (JPY)	4,515,192
772,410	Toray Industries, Inc. (JPY)	4,015,984
		8,531,176
	Norway — 0.2%
755,503	Aker Horizons ASA (NOK) (c) (d)	323,918
	Portugal — 2.1%
913,663	EDP - Energias de Portugal S.A. (EUR)	4,594,338
	South Korea — 1.4%
47,946	CS Bearing Co., Ltd. (KRW) (c)	409,881
41,969	CS Wind Corp. (KRW)	2,287,618
30,270	Dongkuk Structures & Construction Co., Ltd. (KRW) (c)	72,508
368,676	Unison Co., Ltd. (KRW) (c)	376,720
		3,146,727
	Spain — 12.4%
26,144	Acciona S.A. (EUR)	3,847,252
909,286	EDP Renovaveis S.A. (EUR)	18,595,473
350,627	Iberdrola S.A. (EUR)	4,594,567
		27,037,292
	Sweden — 3.8%
635,302	Orron Energy AB (SEK) (c) (d)	501,386
488,025	OX2 AB (SEK) (c)	2,653,980
256,937	SKF AB, Class B (SEK)	5,128,015
		8,283,381
	Switzerland — 2.1%
20,690	BKW AG (CHF)	3,677,730
8,536	Gurit Holding AG (CHF) (c)	828,176
		4,505,906
	Taiwan — 1.5%
592,516	Century Iron & Steel Industrial Co., Ltd. (TWD)	3,368,927
	United Kingdom — 1.1%
304,047	ReNew Energy Global PLC, Class A (c) (d)	2,329,000
	United States — 14.8%
83,134	Alliant Energy Corp.	4,264,774
32,075	American Superconductor Corp. (c)	357,315
44,413	Arcosa, Inc.	3,670,290
82,019	Clearway Energy, Inc., Class C	2,249,781
36,439	General Electric Co.	4,650,710

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States (Continued)
56,901	Hexcel Corp.	$4,196,449
62,438	NextEra Energy, Inc.	3,792,484
28,982	Owens Corning	4,296,002
54,578	Timken (The) Co.	4,374,427
129,878	TPI Composites, Inc. (c) (d)	537,695
		32,389,927
	Total Common Stocks	217,867,854
	(Cost $261,399,358)
MONEY MARKET FUNDS — 0.0%
49,214	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (g)	49,214
	(Cost $49,214)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.4%
$2,564,269	Bank of America Corp., 5.32% (g), dated 12/29/23, due 01/02/24, with a maturity value of $2,566,164. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.13%, due 08/31/27 to 05/15/48. The value of the collateral including accrued interest is $2,615,554. (h)	2,564,269
2,668,932	JPMorgan Chase & Co., 5.33% (g), dated 12/29/23, due 01/02/24, with a maturity value of $2,670,908. Collateralized by U.S. Treasury Securities, interest rates of 2.50% to 5.00%, due 02/15/29 to 08/15/53. The value of the collateral including accrued interest is $2,722,311. (h)	2,668,932
	Total Repurchase Agreements	5,233,201
	(Cost $5,233,201)

	Total Investments — 102.1%	223,150,269
	(Cost $266,681,773)
	Net Other Assets and Liabilities — (2.1)%	(4,665,474)
	Net Assets — 100.0%	$218,484,795

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $4,907,553 and the total value of the collateral held by the Fund is $5,233,201.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of December 31, 2023.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Utilities	58.7%
Industrials	37.2
Materials	3.8
Energy	0.3
Total	100.0%

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	33.0%
USD	17.9
DKK	16.7
CAD	11.9
HKD	6.2
JPY	3.8
SEK	3.7
CHF	2.0
TWD	1.5
KRW	1.4
NOK	1.1
BRL	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 217,867,854	$ 217,867,854	$ —	$ —
Money Market Funds	49,214	49,214	—	—
Repurchase Agreements	5,233,201	—	5,233,201	—
Total Investments	$223,150,269	$217,917,068	$5,233,201	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Building Products — 9.6%
732	Allegion PLC	$92,737
653	Builders FirstSource, Inc. (a)	109,012
295	Carlisle Cos., Inc.	92,167
1,396	Carrier Global Corp.	80,200
1,452	Johnson Controls International PLC	83,693
198	Lennox International, Inc.	88,609
1,473	Masco Corp.	98,662
588	Owens Corning	87,159
368	Trane Technologies PLC	89,755
		821,994
	Construction & Engineering — 3.0%
921	AECOM	85,128
368	EMCOR Group, Inc.	79,278
427	Quanta Services, Inc.	92,147
		256,553
	Construction Materials — 2.0%
177	Martin Marietta Materials, Inc.	88,307
361	Vulcan Materials Co.	81,951
		170,258
	Electric Utilities — 14.4%
1,544	Alliant Energy Corp.	79,207
1,035	American Electric Power Co., Inc.	84,063
657	Constellation Energy Corp.	76,797
864	Duke Energy Corp.	83,843
1,172	Edison International	83,786
813	Entergy Corp.	82,267
1,544	Evergy, Inc.	80,597
1,394	Eversource Energy	86,038
1,909	Exelon Corp.	68,533
2,154	FirstEnergy Corp.	78,966
1,435	NextEra Energy, Inc.	87,162
4,765	PG&E Corp.	85,913
3,215	PPL Corp.	87,126
1,157	Southern (The) Co.	81,129
1,308	Xcel Energy, Inc.	80,978
		1,226,405
	Electrical Equipment — 6.7%
503	AMETEK, Inc.	82,940
350	Eaton Corp. PLC	84,287
792	Emerson Electric Co.	77,085
246	Hubbell, Inc.	80,917
564	Regal Rexnord Corp.	83,483
253	Rockwell Automation, Inc.	78,551
1,819	Vertiv Holdings Co., Class A	87,367
		574,630
Shares	Description	Value

	Energy Equipment & Services — 2.4%
2,187	Baker Hughes Co.	$74,752
1,822	Halliburton Co.	65,865
1,303	Schlumberger N.V.	67,808
		208,425
	Gas Utilities — 0.9%
684	Atmos Energy Corp.	79,276
	Ground Transportation — 3.1%
2,440	CSX Corp.	84,595
378	Norfolk Southern Corp.	89,351
366	Union Pacific Corp.	89,897
		263,843
	Independent Power and Renewable Electricity Producers — 2.4%
5,827	AES (The) Corp.	112,170
2,391	Vistra Corp.	92,101
		204,271
	Industrial Conglomerates — 3.1%
854	3M Co.	93,359
683	General Electric Co.	87,172
413	Honeywell International, Inc.	86,610
		267,141
	IT Services — 8.6%
706	Akamai Technologies, Inc. (a)	83,555
1,214	Cloudflare, Inc., Class A (a)	101,078
1,008	GoDaddy, Inc., Class A (a)	107,009
209	MongoDB, Inc. (a)	85,450
899	Okta, Inc. (a)	81,387
475	Snowflake, Inc., Class A (a)	94,525
1,351	Twilio, Inc., Class A (a)	102,500
364	VeriSign, Inc. (a)	74,969
		730,473
	Machinery — 18.2%
282	Caterpillar, Inc.	83,379
334	Cummins, Inc.	80,016
542	Dover Corp.	83,365
1,001	Fortive Corp.	73,704
1,019	Graco, Inc.	88,408
370	IDEX Corp.	80,331
325	Illinois Tool Works, Inc.	85,131
1,151	Ingersoll Rand, Inc.	89,018
412	Lincoln Electric Holdings, Inc.	89,594
334	Nordson Corp.	88,229
945	Otis Worldwide Corp.	84,549
922	PACCAR, Inc.	90,033
187	Parker-Hannifin Corp.	86,151
1,179	Pentair PLC	85,725

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
299	Snap-on, Inc.	$86,363
918	Stanley Black & Decker, Inc.	90,056
731	Westinghouse Air Brake Technologies Corp.	92,764
833	Xylem, Inc.	95,262
		1,552,078
	Metals & Mining — 4.1%
2,108	Freeport-McMoRan, Inc.	89,737
515	Nucor Corp.	89,631
295	Reliance Steel & Aluminum Co.	82,506
719	Steel Dynamics, Inc.	84,914
		346,788
	Multi-Utilities — 9.4%
991	Ameren Corp.	71,689
2,762	CenterPoint Energy, Inc.	78,910
1,422	CMS Energy Corp.	82,576
870	Consolidated Edison, Inc.	79,144
1,830	Dominion Energy, Inc.	86,010
792	DTE Energy Co.	87,326
2,995	NiSource, Inc.	79,517
1,255	Public Service Enterprise Group, Inc.	76,743
1,111	Sempra	83,025
935	WEC Energy Group, Inc.	78,699
		803,639
	Oil, Gas & Consumable Fuels — 4.5%
436	Cheniere Energy, Inc.	74,430
4,497	Kinder Morgan, Inc.	79,327
1,117	ONEOK, Inc.	78,436
889	Targa Resources Corp.	77,227
2,185	Williams (The) Cos., Inc.	76,103
		385,523
	Specialized REITs — 5.3%
463	American Tower Corp.	99,953
806	Crown Castle, Inc.	92,843
611	Digital Realty Trust, Inc.	82,228
102	Equinix, Inc.	82,150
380	SBA Communications Corp.	96,402
		453,576
	Water Utilities — 2.0%
643	American Water Works Co., Inc.	84,870
2,273	Essential Utilities, Inc.	84,896
		169,766
	Total Common Stocks	8,514,639
	(Cost $7,433,829)
Shares	Description	Value
WARRANTS (b) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 8/31/30 (EUR) (a) (c) (d)	$3
	(Cost $0)

	Total Investments — 99.7%	8,514,642
	(Cost $7,433,829)
	Net Other Assets and Liabilities — 0.3%	22,288
	Net Assets — 100.0%	$8,536,930

(a)	Non-income producing security.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $3 or 0.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,514,639	$ 8,514,639	$ —	$ —
Warrants*	3	—	3	—
Total Investments	$8,514,642	$8,514,639	$3	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Austria — 0.1%
7,717	Verbund AG (EUR)	$716,036
	Belgium — 0.8%
53,688	Elia Group S.A./N.V. (EUR)	6,715,149
	Brazil — 3.9%
483,971	Alupar Investimento S.A. (BRL)	3,139,395
3,333	Centrais Eletricas Brasileiras S.A., ADR	28,730
305,626	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	1,667,303
1,760,360	Companhia Paranaense de Energia, Class B (Preference Shares) (BRL)	3,754,391
440,090	Companhia Paranaense de Energia (BRL)	859,777
487,792	Energisa S.A. (BRL)	5,405,518
1,542,330	Equatorial Energia S.A. (BRL)	11,341,409
547,081	Transmissora Alianca de Energia Eletrica S.A. (BRL)	4,322,498
135,958	WEG S.A. (BRL)	1,033,064
		31,552,085
	Canada — 2.1%
31,632	Fortis, Inc. (CAD)	1,301,279
13,184	Hammond Power Solutions (CAD) (c)	812,900
504,034	Hydro One Ltd. (CAD) (d) (e)	15,101,430
3,220	Stella-Jones, Inc. (CAD)	187,409
		17,403,018
	China — 0.2%
65,345	BYD Co., Ltd., Class H (HKD)	1,794,195
	Denmark — 0.7%
85,278	NKT A/S (DKK) (f)	5,857,203
	France — 9.6%
111,972	Engie S.A. (EUR)	1,967,644
44,452	Nexans S.A. (EUR)	3,889,010
326,753	Schneider Electric SE (EUR)	65,571,359
214,239	SPIE S.A. (EUR)	6,693,195
		78,121,208
	Germany — 1.9%
131,708	E.ON SE (EUR)	1,766,595
78,650	Infineon Technologies AG (EUR)	3,282,003
45,072	Siemens AG (EUR)	8,454,732
30,297	SMA Solar Technology AG (EUR) (f)	2,025,174
		15,528,504
	Ireland — 16.7%
264,027	Eaton Corp. PLC	63,582,982
Shares	Description	Value

	Ireland (Continued)
1,012,390	Johnson Controls International PLC	$58,354,159
242,307	nVent Electric PLC	14,317,921
		136,255,062
	Italy — 5.0%
467,453	Enel S.p.A. (EUR)	3,472,974
408,257	Prysmian S.p.A. (EUR)	18,555,088
2,233,542	Terna-Rete Elettrica Nazionale (EUR)	18,626,000
		40,654,062
	Japan — 1.3%
1,700	Daihen Corp. (JPY)	77,766
4,835	GS Yuasa Corp. (JPY)	68,067
60,024	Hitachi Ltd. (JPY)	4,329,391
67,899	Meidensha Corp. (JPY)	1,172,582
17,325	NGK Insulators Ltd. (JPY)	207,101
69,600	Osaki Electric (JPY)	316,409
158,970	Panasonic Holdings Corp. (JPY)	1,574,480
116,700	Renesas Electronics Corp. (JPY) (f)	2,109,704
51,400	Sumitomo Electric Industries Ltd. (JPY)	654,530
16,800	Takaoka Toko Co., Ltd. (JPY)	251,523
		10,761,553
	Jersey — 4.0%
362,846	Aptiv PLC (f)	32,554,543
	Netherlands — 0.7%
30,384	Alfen N.V. (EUR) (c) (d) (e) (f)	2,021,933
13,855	NXP Semiconductors N.V.	3,182,216
4,932	STMicroelectronics N.V.	247,241
		5,451,390
	Portugal — 0.3%
149,024	EDP - Energias de Portugal S.A. (EUR)	749,365
561,342	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	1,440,784
		2,190,149
	South Korea — 4.1%
28,050	HD Hyundai Electric Co., Ltd. (KRW)	1,790,287
236	Hyosung Heavy Industries Corp. (KRW) (f)	29,667
25,321	Iljin Electric Co., Ltd. (KRW)	209,190
20,486	LS Electric Co., Ltd. (KRW)	1,164,357
79,717	Samsung SDI Co., Ltd. (KRW)	29,215,330
118,577	Taihan Electric Wire Co., Ltd. (KRW) (f)	928,066
		33,336,897

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain — 1.9%
353,664	Iberdrola S.A. (EUR)	$4,634,363
644,206	Redeia Corp. S.A. (EUR)	10,603,541
		15,237,904
	Switzerland — 8.5%
1,506,027	ABB Ltd. (CHF)	66,791,281
33,960	Landis+Gyr Group AG (CHF)	3,068,736
		69,860,017
	Taiwan — 1.4%
34,996	Advantech Co., Ltd. (TWD)	424,187
391,999	Allis Electric Co., Ltd. (TWD)	959,226
27,694	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	105,125
314,958	Fortune Electric Co., Ltd. (TWD)	3,355,803
48,158	Ta Ya Electric Wire & Cable (TWD)	54,136
125,347	Voltronic Power Technology Corp. (TWD)	6,984,030
		11,882,507
	United Kingdom — 7.8%
4,621,623	National Grid PLC (GBP)	62,326,197
62,277	SSE PLC (GBP)	1,473,317
		63,799,514
	United States — 28.7%
45,570	Advanced Energy Industries, Inc.	4,963,484
34,258	AES (The) Corp.	659,466
48,129	American Superconductor Corp. (f)	536,157
30,531	Analog Devices, Inc.	6,062,235
2,716	Arcosa, Inc.	224,450
55,094	Atkore, Inc. (f)	8,815,040
1,234	AZZ, Inc.	71,683
2,402	Belden, Inc.	185,554
249,989	Cisco Systems, Inc.	12,629,444
1,987	Digi International, Inc. (f)	51,662
36,919	Emerson Electric Co.	3,593,326
2,328	EnerSys	235,035
203,763	Enphase Energy, Inc. (f)	26,925,243
1,319	ESCO Technologies, Inc.	154,363
66,289	Fluence Energy, Inc. (f)	1,580,993
3,978	Generac Holdings, Inc. (f)	514,117
61,320	General Electric Co.	7,826,272
42,692	Honeywell International, Inc.	8,952,939
78,313	Hubbell, Inc.	25,759,495
55,585	International Business Machines Corp.	9,090,927
61,385	Itron, Inc. (f)	4,635,181
1,387	Littelfuse, Inc.	371,106
Shares	Description	Value

	United States (Continued)
3,726	MasTec, Inc. (f)	$282,133
22,547	MYR Group, Inc. (f)	3,260,973
32,134	NVIDIA Corp.	15,913,399
102,892	Oracle Corp.	10,847,903
4,428	Preformed Line Products Co.	592,732
68,473	QUALCOMM, Inc.	9,903,250
159,621	Quanta Services, Inc.	34,446,212
85,676	SolarEdge Technologies, Inc. (f)	8,019,274
62,600	Tesla, Inc. (f)	15,554,848
55,286	Texas Instruments, Inc.	9,424,052
15,143	Trimble, Inc. (f)	805,608
1,231	Valmont Industries, Inc.	287,451
2,679	WESCO International, Inc.	465,824
20,580	Willdan Group, Inc. (f)	442,470
		234,084,301
	Total Common Stocks	813,755,297
	(Cost $760,522,599)
RIGHTS (a) (b) — 0.0%
	South Korea — 0.0%
5,679	Iljin Electric Co., Ltd. (KRW) (f) (g) (h)	5,335
	(Cost $0)
MONEY MARKET FUNDS — 0.3%
2,656,086	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.17% (i) (j)	2,656,086
	(Cost $2,656,086)

	Total Investments — 100.0%	816,416,718
	(Cost $763,178,685)
	Net Other Assets and Liabilities — 0.0%	692
	Net Assets — 100.0%	$816,417,410

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $2,524,709 and the total value of the collateral held by the Fund is $2,656,086.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $5,335 or 0.0% of net assets.

(i)	Rate shown reflects yield as of December 31, 2023.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Industrials	53.6%
Information Technology	20.1
Utilities	19.9
Consumer Discretionary	6.4
Materials	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	50.1%
EUR	19.7
CHF	8.6
GBP	7.8
KRW	4.1
BRL	3.9
CAD	2.1
TWD	1.5
JPY	1.3
DKK	0.7
HKD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 813,755,297	$ 813,755,297	$ —	$ —
Rights*	5,335	—	5,335	—
Money Market Funds	2,656,086	2,656,086	—	—
Total Investments	$816,416,718	$816,411,383	$5,335	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 15.0%
177,827	Champion Iron Ltd. (AUD)	$1,016,701
118,024	GrainCorp Ltd., Class A (AUD)	586,316
89,009	Mineral Resources Ltd. (AUD)	4,245,860
610,690	Northern Star Resources Ltd. (AUD)	5,680,508
419,506	Whitehaven Coal Ltd. (AUD)	2,126,889
930,733	Woodside Energy Group Ltd. (AUD)	19,699,731
		33,356,005
	Brazil — 14.2%
100,709	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	424,596
1,426,847	Petroleo Brasileiro S.A., ADR	22,786,747
96,468	SLC Agricola S.A. (BRL)	373,750
707,733	Suzano S.A., ADR	8,039,847
		31,624,940
	Canada — 12.0%
176,691	Agnico Eagle Mines Ltd.	9,691,501
96,950	Dundee Precious Metals, Inc. (CAD) (c)	620,457
248,444	Nutrien Ltd.	13,994,850
28,749	West Fraser Timber Co., Ltd. (CAD)	2,459,520
		26,766,328
	Chile — 0.5%
567,094	Empresas CMPC S.A. (CLP)	1,094,267
	China — 8.4%
12,830,240	China Petroleum & Chemical Corp., Class H (HKD)	6,720,328
1,806,849	China Shenhua Energy Co., Ltd., Class H (HKD)	6,189,820
577,525	Jiangxi Copper Co., Ltd., Class H (HKD)	816,530
3,058,284	Zijin Mining Group Co., Ltd., Class H (HKD)	4,981,927
		18,708,605
	Colombia — 4.1%
761,591	Ecopetrol S.A., ADR (c)	9,078,165
	Germany — 0.6%
15,888	Aurubis AG (EUR)	1,302,485
	Hong Kong — 0.5%
1,518,291	Guangdong Investment Ltd. (HKD)	1,104,424
	India — 2.5%
1,214,944	Coal India Ltd. (INR)	5,489,705
	Indonesia — 0.5%
7,483,947	Adaro Energy Indonesia Tbk PT (IDR)	1,156,835
Shares	Description	Value

	Ireland — 2.9%
88,063	Pentair PLC	$6,403,061
	Japan — 0.3%
16,200	Japan Petroleum Exploration Co., Ltd. (JPY)	602,043
	Jersey — 0.4%
618,286	Centamin PLC (GBP)	785,733
	Luxembourg — 0.4%
22,800	APERAM S.A. (EUR)	827,590
	Norway — 2.6%
162,984	Aker BP ASA (NOK)	4,740,378
425,862	DNO ASA (NOK)	422,094
184,005	Var Energi ASA (NOK)	582,447
		5,744,919
	Poland — 1.0%
72,686	KGHM Polska Miedz S.A. (PLN)	2,266,617
	Portugal — 0.2%
114,101	Navigator (The) Co., S.A. (EUR)	446,911
	South Africa — 3.1%
477,966	Gold Fields Ltd., ADR	6,911,388
	Sweden — 2.0%
143,002	Boliden AB (SEK)	4,459,043
	United States — 28.1%
46,933	Alliance Resource Partners, L.P. (d)	994,041
17,046	Andersons (The), Inc.	980,827
266,024	Archer-Daniels-Midland Co.	19,212,253
30,610	California Water Service Group	1,587,741
101,714	CF Industries Holdings, Inc.	8,086,263
58,178	Chesapeake Energy Corp.	4,476,215
43,478	Civitas Resources, Inc.	2,973,026
66,312	FMC Corp.	4,180,972
15,538	SJW Group	1,015,408
45,666	Southern Copper Corp.	3,930,473
148,573	Tyson Foods, Inc., Class A	7,985,799
32,106	UFP Industries, Inc.	4,030,908
14,437	Watts Water Technologies, Inc., Class A	3,007,804
		62,461,730
	Total Common Stocks	220,590,794
	(Cost $228,519,908)

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 2.7%
6,029,720	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.17% (e) (f)	$6,029,720
	(Cost $6,029,720)

	Total Investments — 102.0%	226,620,514
	(Cost $234,549,628)
	Net Other Assets and Liabilities — (2.0)%	(4,395,118)
	Net Assets — 100.0%	$222,225,396

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $5,865,128 and the total value of the collateral held by the Fund is $6,029,720.

(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of December 31, 2023.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Energy	39.9%
Materials	38.9
Consumer Staples	13.2
Industrials	6.1
Utilities	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	64.2%
AUD	14.7
HKD	8.7
NOK	2.5
INR	2.4
SEK	2.0
CAD	1.4
EUR	1.1
PLN	1.0
IDR	0.5
CLP	0.5
BRL	0.4
GBP	0.3
JPY	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 220,590,794	$ 220,590,794	$ —	$ —
Money Market Funds	6,029,720	6,029,720	—	—
Total Investments	$226,620,514	$226,620,514	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 1.0%
50,000	Incitec Pivot Ltd. (AUD)	$96,766
9,830	Nufarm Ltd. (AUD)	34,967
		131,733
	Belgium — 0.5%
2,191	Tessenderlo Group S.A. (EUR)	68,330
	Canada — 5.6%
12,531	Nutrien Ltd. (CAD)	705,965
	Chile — 1.8%
3,679	Sociedad Quimica y Minera de Chile S.A., ADR	221,549
	Germany — 19.6%
22,617	BASF SE (EUR)	1,217,938
24,858	Bayer AG (EUR)	922,872
11,991	Evonik Industries AG (EUR)	244,893
4,609	K+S AG (EUR)	72,811
		2,458,514
	India — 9.2%
10,715	Chambal Fertilisers and Chemicals Ltd. (INR)	48,081
7,582	Coromandel International Ltd. (INR)	114,044
4,569	EID Parry India Ltd. (INR)	30,577
2,847	Escorts Kubota Ltd. (INR)	102,061
4,003	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (INR)	36,211
26,032	Mahindra & Mahindra Ltd. (INR)	541,013
12,865	Sumitomo Chemical India Ltd. (INR)	62,467
6,560	Tata Chemicals Ltd. (INR)	87,040
19,333	UPL Ltd. (INR)	136,435
		1,157,929
	Israel — 1.3%
33,131	ICL Group Ltd. (ILS)	167,551
	Japan — 7.1%
30,400	Kubota Corp. (JPY)	457,617
5,200	Mitsui Chemicals, Inc. (JPY)	154,230
3,600	Nissan Chemical Corp. (JPY)	140,579
1,200	Sakata Seed Corp. (JPY)	33,319
42,700	Sumitomo Chemical Co., Ltd. (JPY)	104,176
		889,921
	Malaysia — 2.6%
206,101	Petronas Chemicals Group Bhd (MYR)	321,150
	Mexico — 0.9%
51,607	Orbia Advance Corp. S.A.B. de C.V. (MXN)	114,331
Shares	Description	Value

	Netherlands — 4.6%
34,277	CNH Industrial N.V.	$417,494
5,429	OCI N.V. (EUR)	157,265
		574,759
	Qatar — 4.4%
155,908	Industries Qatar QSC (QAR)	552,379
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (c) (d) (e) (f)	0
	Singapore — 3.5%
164,800	Wilmar International Ltd. (SGD)	445,794
	Switzerland — 3.9%
264	Bucher Industries AG (CHF)	110,867
3,743	Bunge Global S.A.	377,856
		488,723
	Turkey — 0.9%
8,632	Gubre Fabrikalari T.A.S. (TRY) (d)	45,051
2,577	Turk Traktor ve Ziraat Makineleri A.S. (TRY)	62,257
		107,308
	United Arab Emirates — 1.4%
213,854	Fertiglobe PLC (AED)	172,935
	United States — 31.6%
694	AdvanSix, Inc.	20,792
1,929	AGCO Corp.	234,200
309	Alamo Group, Inc.	64,949
4,922	CF Industries Holdings, Inc.	391,299
1,062	Compass Minerals International, Inc.	26,890
17,853	Corteva, Inc.	855,516
272	CVR Partners, L.P. (g)	17,816
3,201	Deere & Co.	1,279,984
3,214	FMC Corp.	202,643
284	Lindsay Corp.	36,681
8,420	Mosaic (The) Co.	300,847
1,457	Scotts Miracle-Gro (The) Co.	92,884
1,163	SiteOne Landscape Supply, Inc. (d)	188,987
2,675	Toro (The) Co.	256,773
		3,970,261

	Total Investments — 99.9%	12,549,132
	(Cost $15,575,795)
	Net Other Assets and Liabilities — 0.1%	14,689
	Net Assets — 100.0%	$12,563,821

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Security is a Master Limited Partnership (“MLP”).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Materials	49.7%
Industrials	31.8
Health Care	7.4
Consumer Staples	6.8
Consumer Discretionary	4.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	39.8%
EUR	21.4
INR	9.2
JPY	7.1
CAD	5.6
QAR	4.4
SGD	3.5
MYR	2.6
AED	1.4
ILS	1.3
AUD	1.0
MXN	0.9
CHF	0.9
TRY	0.9
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Other Country Categories*	12,549,132	12,549,132	—	—
Total Investments	$12,549,132	$12,549,132	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 0.5%
815,728	Telstra Group Ltd. (AUD)	$2,201,275
	Brazil — 0.5%
191,178	Telefonica Brasil S.A., ADR	2,091,487
	Canada — 1.5%
50,674	BCE, Inc. (CAD)	1,995,142
45,361	Rogers Communications, Inc., Class B (CAD)	2,123,499
109,061	TELUS Corp. (CAD)	1,940,801
		6,059,442
	Cayman Islands — 1.3%
2,581,827	Xiaomi Corp., Class B (HKD) (c) (d) (e)	5,158,033
	China — 2.5%
46,792,050	China Tower Corp., Ltd., Class H (HKD) (c) (e)	4,913,810
2,313,785	ZTE Corp., Class H (HKD)	5,167,754
		10,081,564
	Finland — 2.6%
107,367	Elisa Oyj (EUR)	4,962,749
1,564,661	Nokia Oyj, ADR (f)	5,351,140
		10,313,889
	France — 0.5%
171,799	Orange S.A. (EUR)	1,954,227
	Germany — 2.3%
84,713	Deutsche Telekom AG (EUR)	2,034,032
123,459	Infineon Technologies AG (EUR)	5,151,848
814,691	Telefonica Deutschland Holding AG (EUR)	2,115,333
		9,301,213
	Guernsey — 1.2%
57,004	Amdocs Ltd.	5,010,082
	Hong Kong — 1.4%
3,972,331	Lenovo Group Ltd. (HKD)	5,555,210
	India — 7.0%
172,183	Bharti Airtel Ltd. (INR)	2,135,793
304,589	HCL Technologies Ltd. (INR)	5,366,396
274,969	Infosys Ltd., ADR	5,053,930
111,896	Tata Consultancy Services Ltd. (INR)	5,100,915
330,672	Tech Mahindra Ltd. (INR)	5,057,214
973,986	Wipro Ltd., ADR	5,425,102
		28,139,350
	Indonesia — 0.5%
8,192,866	Telkom Indonesia Persero Tbk PT (IDR)	2,101,826
Shares	Description	Value

	Italy — 3.2%
393,492	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e)	$4,973,818
120,504	Prysmian S.p.A. (EUR)	5,476,850
7,271,265	Telecom Italia S.p.A. (EUR) (d)	2,361,572
		12,812,240
	Japan — 10.5%
32,432	Fujitsu Ltd. (JPY)	4,893,552
64,448	KDDI Corp. (JPY)	2,050,452
343,284	Kyocera Corp. (JPY)	5,010,485
353,165	Mitsubishi Electric Corp. (JPY)	5,006,928
85,159	NEC Corp. (JPY)	5,043,104
4,047,150	Nippon Telegraph & Telephone Corp. (JPY)	4,945,560
296,959	Renesas Electronics Corp. (JPY) (d)	5,368,429
384,798	SoftBank Corp. (JPY)	4,801,788
54,076	Sony Group Corp. (JPY)	5,142,973
		42,263,271
	Malaysia — 0.5%
2,336,655	CelcomDigi Bhd (MYR)	2,074,767
	Mexico — 0.5%
2,246,138	America Movil S.A.B. de C.V., Series B (MXN)	2,081,986
	Netherlands — 3.1%
608,558	Koninklijke KPN N.V. (EUR)	2,094,723
22,912	NXP Semiconductors N.V.	5,262,428
102,592	STMicroelectronics N.V. (EUR)	5,120,313
		12,477,464
	New Zealand — 0.5%
645,717	Spark New Zealand Ltd. (NZD)	2,114,428
	Norway — 0.5%
183,129	Telenor ASA (NOK)	2,101,678
	Philippines — 0.5%
66,045	Globe Telecom, Inc. (PHP)	2,051,420
	Qatar — 0.6%
752,331	Ooredoo QPSC (QAR)	2,252,241
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (d) (g) (h) (i)	0
	Singapore — 0.6%
1,191,752	Singapore Telecommunications Ltd. (SGD)	2,230,443
	South Africa — 1.1%
371,718	MTN Group Ltd. (ZAR)	2,347,051
396,684	Vodacom Group Ltd. (ZAR)	2,298,674
		4,645,725
	South Korea — 5.0%
158,854	KT Corp., ADR	2,134,998
67,475	LG Electronics, Inc. (KRW)	5,333,454

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
89,935	Samsung Electronics Co., Ltd. (KRW)	$5,481,712
39,377	Samsung SDS Co., Ltd. (KRW)	5,197,678
54,527	SK Telecom Co., Ltd. (KRW)	2,121,130
		20,268,972
	Spain — 1.0%
53,255	Cellnex Telecom S.A. (EUR) (c) (e)	2,096,477
476,013	Telefonica S.A. (EUR) (f)	1,857,094
		3,953,571
	Sweden — 2.4%
250,814	Tele2 AB, Class B (SEK)	2,152,026
872,012	Telefonaktiebolaget LM Ericsson, Class B (SEK)	5,456,316
823,486	Telia Co., AB (SEK)	2,100,753
		9,709,095
	Switzerland — 0.5%
3,553	Swisscom AG (CHF)	2,137,588
	Taiwan — 10.1%
435,174	Advantech Co., Ltd. (TWD)	5,274,751
1,209,200	ASE Technology Holding Co., Ltd. (TWD)	5,318,975
538,124	Chunghwa Telecom Co., Ltd. (TWD)	2,104,067
491,845	Delta Electronics, Inc. (TWD)	5,024,141
793,093	Far EasTone Telecommunications Co., Ltd. (TWD)	2,062,163
164,301	MediaTek, Inc. (TWD)	5,433,783
1,538,871	Taiwan Mobile Co., Ltd. (TWD)	4,943,963
48,851	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,080,504
3,157,147	United Microelectronics Corp. (TWD)	5,410,988
		40,653,335
	Thailand — 0.5%
330,200	Advanced Info Service PCL (THB)	2,099,272
	United Arab Emirates — 0.5%
394,089	Emirates Telecommunications Group Co. PJSC (AED)	2,107,388
	United Kingdom — 1.6%
2,869,953	BT Group PLC (GBP)	4,521,512
2,352,326	Vodafone Group PLC (GBP)	2,055,695
		6,577,207
	United States — 34.8%
37,785	Advanced Micro Devices, Inc. (d)	5,569,887
23,018	American Tower Corp.	4,969,126
Shares	Description	Value

	United States (Continued)
26,307	Analog Devices, Inc.	$5,223,518
24,968	Apple, Inc.	4,807,089
22,530	Arista Networks, Inc. (d)	5,306,040
120,814	AT&T, Inc.	2,027,259
5,259	Broadcom, Inc.	5,870,359
104,739	Ciena Corp. (d)	4,714,302
100,507	Cisco Systems, Inc.	5,077,614
41,231	Crown Castle, Inc.	4,749,399
36,189	Digital Realty Trust, Inc.	4,870,315
5,987	Equinix, Inc.	4,821,870
28,684	F5, Inc. (d)	5,133,862
300,896	Hewlett Packard Enterprise Co.	5,109,214
115,076	Intel Corp.	5,782,569
30,274	International Business Machines Corp.	4,951,313
168,068	Juniper Networks, Inc.	4,954,645
34,185	Keysight Technologies, Inc. (d)	5,438,492
92,938	Marvell Technology, Inc.	5,605,091
56,525	Microchip Technology, Inc.	5,097,424
65,858	Micron Technology, Inc.	5,620,322
15,000	Motorola Solutions, Inc.	4,696,350
10,410	NVIDIA Corp.	5,155,240
48,350	Qorvo, Inc. (d)	5,444,693
36,486	QUALCOMM, Inc.	5,276,970
19,315	SBA Communications Corp.	4,900,022
47,423	Skyworks Solutions, Inc.	5,331,294
13,205	T-Mobile US, Inc.	2,117,158
53,421	Verizon Communications, Inc.	2,013,972
		140,635,409
	Total Common Stocks	403,215,098
	(Cost $386,167,547)
MONEY MARKET FUNDS — 0.4%
1,362,397	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.17% (j) (k)	1,362,397
	(Cost $1,362,397)

	Total Investments — 100.2%	404,577,495
	(Cost $387,529,944)
	Net Other Assets and Liabilities — (0.2)%	(657,737)
	Net Assets — 100.0%	$403,919,758

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,298,531 and the total value of the collateral held by the Fund is $1,362,397.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of December 31, 2023.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PHP	– Philippine Peso
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Information Technology	61.0%
Communication Services	27.8
Real Estate	6.0
Industrials	2.6
Consumer Discretionary	2.6
Total	100.0%

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	43.9%
JPY	10.5
EUR	9.9
TWD	8.8
HKD	5.1
KRW	4.5
INR	4.4
SEK	2.4
GBP	1.6
CAD	1.5
ZAR	1.2
QAR	0.6
SGD	0.6
AUD	0.5
CHF	0.5
NZD	0.5
AED	0.5
IDR	0.5
NOK	0.5
THB	0.5
MXN	0.5
MYR	0.5
PHP	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	2,099,272	—	2,099,272	—
Other Country Categories*	401,115,826	401,115,826	—	—
Money Market Funds	1,362,397	1,362,397	—	—
Total Investments	$404,577,495	$402,478,223	$2,099,272	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 1.3%
26,494	IGO Ltd. (AUD)	$163,392
382,505	Nickel Industries Ltd. (AUD)	181,157
72,685	Pilbara Minerals Ltd. (AUD) (c)	195,648
		540,197
	Austria — 1.0%
164,902	ams-OSRAM AG (CHF) (d)	414,485
	Canada — 0.9%
27,717	Lithium Americas Argentina Corp. (d)	175,171
3,675	Magna International, Inc.	217,119
		392,290
	Cayman Islands — 3.9%
3,575	Ambarella, Inc. (d)	219,112
2,190	Baidu, Inc., ADR (d)	260,807
160,258	Geely Automobile Holdings Ltd. (HKD)	176,297
33,743	Himax Technologies, Inc., ADR	204,820
6,399	Li Auto, Inc., ADR (d)	239,515
22,988	NIO, Inc., ADR (c) (d)	208,501
11,903	XPeng, Inc., ADR (c) (d)	173,665
104,256	Yadea Group Holdings Ltd. (HKD) (e) (f)	183,184
		1,665,901
	Chile — 0.5%
3,306	Sociedad Quimica y Minera de Chile S.A., ADR (c)	199,087
	China — 1.8%
7,367	BYD Co., Ltd., Class H (HKD)	202,278
44,551	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (e) (f)	168,311
155,930	Great Wall Motor Co., Ltd., Class H (HKD)	202,488
33,004	Tianqi Lithium Corp., Class H (HKD) (c)	182,381
		755,458
	France — 1.9%
3,973	Schneider Electric SE (EUR)	797,284
	Germany — 3.6%
2,556	Bayerische Motoren Werke AG (EUR)	284,370
2,846	Continental AG (EUR)	241,670
9,635	Infineon Technologies AG (EUR)	402,061
6,370	Mercedes-Benz Group AG (EUR)	439,861
1,457	Wacker Chemie AG (EUR)	183,846
		1,551,808
Shares	Description	Value

	Indonesia — 0.5%
1,193,804	Merdeka Copper Gold Tbk PT (IDR) (d)	$209,344
	Japan — 5.9%
5,200	Aisin Corp. (JPY)	181,926
11,900	Denso Corp. (JPY)	179,513
16,892	Honda Motor Co., Ltd. (JPY)	175,629
45,409	Nissan Motor Co., Ltd. (JPY)	178,480
17,600	Panasonic Holdings Corp. (JPY)	174,315
12,200	Renesas Electronics Corp. (JPY) (d)	220,552
10,110	Subaru Corp. (JPY)	185,421
68,160	Toyota Motor Corp. (JPY)	1,252,259
		2,548,095
	Jersey — 0.9%
2,085	Aptiv PLC (d)	187,066
26,413	Arcadium Lithium PLC (AUD) (d)	201,770
		388,836
	Netherlands — 4.2%
5,059	Alfen N.V. (EUR) (c) (d) (e) (f)	336,656
967	Ferrari N.V.	327,262
1,909	NXP Semiconductors N.V.	438,459
16,103	Stellantis N.V. (EUR)	375,981
6,749	STMicroelectronics N.V.	338,327
7,107	Yandex N.V., Class A (d) (g) (h) (i)	0
		1,816,685
	South Korea — 9.2%
1,023	Ecopro BM Co., Ltd. (KRW)	228,763
1,110	Hyundai Mobis Co., Ltd. (KRW)	204,263
1,382	Hyundai Motor Co. (KRW)	218,369
3,075	Kia Corp. (KRW)	238,761
491	LG Chem Ltd. (KRW)	190,239
6,329	Lotte Energy Materials Corp. (KRW)	206,642
3,075	LX Semicon Co., Ltd. (KRW)	207,244
33,938	Samsung Electronics Co., Ltd. (KRW)	2,068,587
486	Samsung SDI Co., Ltd. (KRW)	178,113
3,649	SK IE Technology Co., Ltd. (KRW) (d) (e) (f)	223,547
		3,964,528
	Sweden — 0.7%
12,459	Volvo AB, Class B (SEK)	323,270
	Switzerland — 0.8%
2,323	TE Connectivity Ltd.	326,382
	Taiwan — 4.6%
18,894	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,964,976

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom — 0.4%
68,802	Polestar Automotive Holding UK PLC, Class A, ADR (c) (d)	$155,493
	United States — 57.7%
22,746	Adeia, Inc.	281,823
16,051	Advanced Micro Devices, Inc. (d)	2,366,078
1,136	Albemarle Corp.	164,129
6,357	Allegro MicroSystems, Inc. (d)	192,426
12,565	Alphabet, Inc., Class A (d)	1,755,205
3,679	Analog Devices, Inc.	730,502
9,663	Apple, Inc.	1,860,417
100,529	Aurora Innovation, Inc. (d)	439,312
4,943	BorgWarner, Inc.	177,207
10,743	Cerence, Inc. (d)	211,207
54,196	ChargePoint Holdings, Inc. (c) (d)	126,819
2,674	Cirrus Logic, Inc. (d)	222,450
1,032	Cummins, Inc.	247,236
32,070	Fisker, Inc. (c) (d)	56,123
29,081	Ford Motor Co.	354,497
10,176	General Motors Co.	365,522
37,969	indie Semiconductor, Inc., Class A (d)	307,929
31,025	Intel Corp.	1,559,006
1,420	Lear Corp.	200,518
10,465	Livent Corp. (d)	188,161
38,269	Lucid Group, Inc. (c) (d)	161,113
47,207	Luminar Technologies, Inc. (c) (d)	159,088
6,342	Marvell Technology, Inc.	382,486
8,697	MaxLinear, Inc. (d)	206,728
3,950	Microchip Technology, Inc.	356,211
8,076	Micron Technology, Inc.	689,206
5,273	Microsoft Corp.	1,982,859
112,803	Microvast Holdings, Inc. (c) (d)	157,924
5,339	Mobileye Global, Inc., Class A (d)	231,285
152,773	Nikola Corp. (d)	133,646
3,720	NVIDIA Corp.	1,842,218
3,179	ON Semiconductor Corp. (d)	265,542
3,806	PACCAR, Inc.	371,656
26,184	Plug Power, Inc. (c) (d)	117,828
2,086	Qorvo, Inc. (d)	234,904
8,263	QUALCOMM, Inc.	1,195,078
3,218	Rambus, Inc. (d)	219,629
10,037	Rivian Automotive, Inc., Class A (d)	235,468
1,690	Silicon Laboratories, Inc. (d)	223,536
1,622	SiTime Corp. (d)	198,014
Shares	Description	Value

	United States (Continued)
2,001	Skyworks Solutions, Inc.	$224,952
2,013	Synaptics, Inc. (d)	229,643
6,745	Tesla, Inc. (d)	1,675,998
6,720	Texas Instruments, Inc.	1,145,491
5,830	Wolfspeed, Inc. (d)	253,663
		24,700,733
	Total Common Stocks	42,714,852
	(Cost $41,818,619)
MONEY MARKET FUNDS — 4.7%
1,997,131	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.17% (j) (k)	1,997,131
	(Cost $1,997,131)

	Total Investments — 104.5%	44,711,983
	(Cost $43,815,750)
	Net Other Assets and Liabilities — (4.5)%	(1,906,621)
	Net Assets — 100.0%	$42,805,362

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,895,817 and the total value of the collateral held by the Fund is $1,997,131.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of December 31, 2023.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Information Technology	58.6%
Consumer Discretionary	23.9
Industrials	7.1
Materials	5.7
Communication Services	4.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	72.3%
KRW	8.9
EUR	6.8
JPY	5.7
HKD	2.5
AUD	1.7
CHF	0.9
SEK	0.7
IDR	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 1,816,685	$ 1,816,685	$ —	$ —**
Other Country Categories*	40,898,167	40,898,167	—	—
Money Market Funds	1,997,131	1,997,131	—	—
Total Investments	$44,711,983	$44,711,983	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Canada — 2.5%
431,326	Open Text Corp.	$18,124,318
713,270	Shopify, Inc., Class A (b)	55,563,733
		73,688,051
	Germany — 1.2%
217,615	SAP SE, ADR	33,641,103
	Israel — 1.5%
341,152	Wix.com Ltd. (b)	41,968,519
	Netherlands — 0.8%
215,448	Elastic N.V. (b)	24,280,990
	United States — 94.0%
85,007	Adobe, Inc. (b)	50,715,176
599,444	Akamai Technologies, Inc. (b)	70,944,197
783,827	Alphabet, Inc., Class A (b)	109,492,794
711,072	Amazon.com, Inc. (b)	108,040,280
91,485	Appfolio, Inc., Class A (b)	15,848,861
955,487	Appian Corp., Class A (b)	35,983,640
1,385,813	AppLovin Corp., Class A (b)	55,224,648
472,808	Arista Networks, Inc. (b)	111,351,012
824,057	Asana, Inc., Class A (b)	15,665,324
272,009	Atlassian Corp., Class A (b)	64,700,061
230,110	Blackbaud, Inc. (b)	19,950,537
299,281	BlackLine, Inc. (b)	18,687,106
661,575	Box, Inc., Class A (b)	16,942,936
1,431,453	Cisco Systems, Inc.	72,317,006
897,651	Cloudflare, Inc., Class A (b)	74,738,422
2,447,705	Confluent, Inc., Class A (b)	57,276,297
73,055	Crowdstrike Holdings, Inc., Class A (b)	18,652,403
148,524	Datadog, Inc., Class A (b)	18,027,843
684,596	Dell Technologies, Inc., Class C	52,371,594
1,533,515	DigitalOcean Holdings, Inc. (b)	56,264,665
401,703	DocuSign, Inc. (b)	23,881,243
614,388	Dropbox, Inc., Class A (b)	18,112,158
2,167,362	Eventbrite, Inc., Class A (b)	18,119,146
850,366	Everbridge, Inc. (b)	20,672,397
2,834,433	Fastly, Inc., Class A (b)	50,452,907
1,074,478	Gitlab, Inc., Class A (b)	67,649,135
2,424,851	HashiCorp, Inc., Class A (b)	57,323,478
3,071,572	Hewlett Packard Enterprise Co.	52,155,293
105,157	HubSpot, Inc. (b)	61,047,845
655,150	International Business Machines Corp.	107,149,782
30,297	Intuit, Inc.	18,936,534
24,076,750	Lumen Technologies, Inc. (b)	44,060,453
274,156	Microsoft Corp.	103,093,622
208,224	MongoDB, Inc. (b)	85,132,382
568,337	NetApp, Inc.	50,104,590
2,410,782	Nutanix, Inc., Class A (b)	114,970,194
893,904	Oracle Corp.	94,244,299
Shares	Description	Value

	United States (Continued)
58,671	Palo Alto Networks, Inc. (b)	$17,300,904
95,307	Paycom Software, Inc.	19,701,863
110,509	Paylocity Holding Corp. (b)	18,217,409
3,118,601	Pure Storage, Inc., Class A (b)	111,209,312
487,428	Q2 Holdings, Inc. (b)	21,159,249
93,667	Qualys, Inc. (b)	18,384,959
1,609,497	RingCentral, Inc., Class A (b)	54,642,423
206,194	Salesforce, Inc. (b)	54,257,889
75,743	ServiceNow, Inc. (b)	53,511,672
408,528	Smartsheet, Inc., Class A (b)	19,535,809
92,249	Snowflake, Inc., Class A (b)	18,357,551
304,279	Sprout Social, Inc., Class A (b)	18,694,902
617,676	Squarespace, Inc., Class A (b)	20,389,485
1,164,320	Toast, Inc., Class A (b)	21,260,483
245,720	Trade Desk (The), Inc., Class A (b)	17,682,011
803,035	Twilio, Inc., Class A (b)	60,926,265
99,326	Veeva Systems, Inc., Class A (b)	19,122,242
63,953	Workday, Inc., Class A (b)	17,654,865
540,088	Workiva, Inc. (b)	54,835,135
255,248	Zoom Video Communications, Inc., Class A (b)	18,354,884
87,649	Zscaler, Inc. (b)	19,419,512
1,898,403	Zuora, Inc., Class A (b)	17,844,988
		2,722,764,072

	Total Investments — 100.0%	2,896,342,735
	(Cost $2,656,766,045)
	Net Other Assets and Liabilities — 0.0%	1,003,907
	Net Assets — 100.0%	$2,897,346,642

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Information Technology	87.0%
Communication Services	6.6
Consumer Discretionary	3.7
Industrials	1.3
Financials	0.7
Health Care	0.7
Total	100.0%

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,896,342,735	$ 2,896,342,735	$ —	$ —

*	See Portfolio of Investments for country breakout.

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Brazil — 0.6%
197,299	Caixa Seguridade Participacoes S.A. (BRL)	$523,953
360,752	CSN Mineracao S.A. (BRL)	581,499
		1,105,452
	Canada — 6.1%
162,889	Brookfield Asset Management Ltd., Class A (CAD)	6,542,359
1,045	Constellation Software, Inc. (CAD)	2,590,927
31,216	Open Text Corp.	1,311,696
		10,444,982
	Cayman Islands — 22.8%
52,271	Li Auto, Inc., ADR (c)	1,956,504
41,554	MINISO Group Holding Ltd., ADR	847,702
42,416	NetEase, Inc., ADR	3,951,475
83,822	New Oriental Education & Technology Group, Inc., ADR (c)	6,142,476
623,810	NU Holdings Ltd., Class A (c)	5,196,337
115,559	PDD Holdings, Inc., ADR (c)	16,907,437
45,725	SharkNinja, Inc.	2,339,748
155,000	WuXi XDC Cayman, Inc. (HKD) (c)	635,205
71,300	XPeng, Inc., ADR (c) (d)	1,040,267
		39,017,151
	Denmark — 3.6%
59,321	Novo Nordisk A/S, ADR	6,136,757
	Germany — 3.5%
94,715	Daimler Truck Holding AG (EUR)	3,557,145
26,961	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (e) (f)	2,378,106
		5,935,251
	Indonesia — 2.8%
4,769,269	Amman Mineral Internasional PT (IDR) (c)	2,028,883
4,399,325	Barito Renewables Energy Tbk PT (IDR)	2,135,803
739,340	Petrindo Jaya Kreasi Tbk PT (IDR) (c) (g) (h)	644,647
		4,809,333
	Ireland — 5.0%
5,414	ICON PLC (c)	1,532,541
120,026	nVent Electric PLC	7,092,336
		8,624,877
	Israel — 2.1%
18,837	Monday.com Ltd. (c)	3,537,777
Shares	Description	Value

	Italy — 0.7%
115,842	Lottomatica Group S.p.A. (EUR) (c)	$1,251,980
	Japan — 7.8%
27,000	M&A Research Institute Holdings, Inc. (JPY) (c) (d)	856,915
193,200	Renesas Electronics Corp. (JPY) (c)	3,492,672
236,517	SoftBank Corp. (JPY)	2,951,430
127,800	TDK Corp. (JPY)	6,088,175
		13,389,192
	Jersey — 0.7%
24,705	Birkenstock Holding PLC (c) (d)	1,203,875
	Luxembourg — 6.3%
230,183	InPost S.A. (EUR) (c)	3,180,187
475,733	Samsonite International S.A. (HKD) (c) (e) (f)	1,568,819
32,636	Spotify Technology S.A. (c)	6,132,631
		10,881,637
	Netherlands — 5.8%
59,711	Technip Energies N.V. (EUR)	1,394,821
299,511	Universal Music Group N.V. (EUR)	8,533,934
		9,928,755
	Norway — 0.3%
164,180	Var Energi ASA (NOK)	519,693
	Saudi Arabia — 7.4%
36,061	ACWA Power Co. (SAR)	2,471,381
23,676	Elm Co. (SAR)	5,145,584
19,730	Riyadh Cables Group Co. (SAR)	485,095
122,079	Saudi Aramco Base Oil Co. (SAR)	4,609,703
		12,711,763
	South Korea — 6.6%
22,512	Ecopro BM Co., Ltd. (KRW)	5,034,130
6,925	LG Energy Solution Ltd. (KRW) (c)	2,298,655
16,022	NAVER Corp. (KRW)	2,786,651
18,756	SK IE Technology Co., Ltd. (KRW) (c) (e) (f)	1,149,040
		11,268,476
	Sweden — 3.6%
148,834	Nordnet AB publ (SEK)	2,523,348
139,830	Swedish Orphan Biovitrum AB (SEK) (c)	3,701,609
		6,224,957
	Switzerland — 2.7%
141,727	Sandoz Group AG (CHF) (c)	4,559,934
	Taiwan — 2.0%
1,226,681	Pegatron Corp. (TWD)	3,489,329

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Arab Emirates — 1.8%
1,578,396	Emaar Development PJSC (AED)	$3,072,774
	United Kingdom — 7.5%
67,426	ARM Holdings PLC, ADR (c) (d)	5,066,727
702,222	Wise PLC, Class A (GBP) (c)	7,823,053
		12,889,780
	Total Common Stocks	171,003,725
	(Cost $141,801,447)
MONEY MARKET FUNDS — 4.5%
7,664,865	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.17% (i) (j)	7,664,865
	(Cost $7,664,865)

	Total Investments — 104.2%	178,668,590
	(Cost $149,466,312)
	Net Other Assets and Liabilities — (4.2)%	(7,210,254)
	Net Assets — 100.0%	$171,458,336

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $7,341,532 and the total value of the collateral held by the Fund is $7,664,865.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $644,647 or 0.4% of net assets.

(i)	Rate shown reflects yield as of December 31, 2023.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SAR	– Saudi Riyal
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	20.8%
Information Technology	18.0
Communication Services	14.2
Financials	13.7
Industrials	12.7
Health Care	9.7
Materials	4.9
Utilities	2.7
Real Estate	1.8
Energy	1.5
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	43.7%
EUR	11.4
JPY	7.5
SAR	7.1
KRW	6.3
CAD	5.1
GBP	4.4
SEK	3.5
IDR	2.7
CHF	2.5
TWD	2.0
AED	1.7
HKD	1.2
BRL	0.6
NOK	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Indonesia	$ 4,809,333	$ 4,164,686	$ 644,647	$ —
Other Country Categories*	166,194,392	166,194,392	—	—
Money Market Funds	7,664,865	7,664,865	—	—
Total Investments	$178,668,590	$178,023,943	$644,647	$—

*	See Portfolio of Investments for country breakout.

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.0%
	Canada — 4.5%
26,588,880	BlackBerry Ltd. (c)	$94,124,635
4,084,297	Open Text Corp. (CAD)	171,657,296
		265,781,931
	France — 2.8%
1,094,457	Thales S.A. (EUR)	161,841,512
	India — 5.8%
18,637,090	Infosys Ltd., ADR	342,549,714
	Israel — 6.5%
1,120,142	Check Point Software Technologies Ltd. (c)	171,146,496
820,700	CyberArk Software Ltd. (c)	179,774,335
1,915,577	Radware Ltd. (c)	31,951,824
		382,872,655
	Japan — 2.9%
3,217,873	Trend Micro, Inc. (JPY)	172,258,904
	United Kingdom — 2.3%
28,708,916	Darktrace PLC (GBP) (c)	134,189,381
	United States — 75.2%
3,377,263	A10 Networks, Inc.	44,478,554
1,415,568	Akamai Technologies, Inc. (c)	167,532,473
1,306,968	Booz Allen Hamilton Holding Corp.	167,174,277
353,319	Broadcom, Inc.	394,392,334
6,760,663	Cisco Systems, Inc.	341,548,695
2,119,776	Cloudflare, Inc., Class A (c)	176,492,550
1,380,148	Crowdstrike Holdings, Inc., Class A (c)	352,379,387
955,317	F5, Inc. (c)	170,982,637
3,111,501	Fortinet, Inc. (c)	182,116,153
7,406,727	Gen Digital, Inc.	169,021,510
5,748,352	Juniper Networks, Inc.	169,461,417
1,523,858	Leidos Holdings, Inc.	164,942,390
3,436,263	NetScout Systems, Inc. (c)	75,425,973
2,439,085	Okta, Inc. (c)	220,810,365
1,748,869	OneSpan, Inc. (c)	18,747,876
1,108,408	Palo Alto Networks, Inc. (c)	326,847,351
884,769	Qualys, Inc. (c)	173,662,459
3,020,142	Rapid7, Inc. (c)	172,450,108
1,392,904	Science Applications International Corp.	173,165,825
8,566,813	SentinelOne, Inc., Class A (c)	235,073,349
3,951,205	Tenable Holdings, Inc. (c)	181,992,502
Shares	Description	Value

	United States (Continued)
3,904,046	Varonis Systems, Inc. (c)	$176,775,203
827,927	Zscaler, Inc. (c)	183,435,506
		4,438,908,894

	Total Investments — 100.0%	5,898,402,991
	(Cost $4,687,873,181)
	Net Other Assets and Liabilities — 0.0%	2,542,567
	Net Assets — 100.0%	$5,900,945,558

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

Sector Allocation	% of Total Long-Term Investments
Information Technology	88.7%
Industrials	11.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,898,402,991	$ 5,898,402,991	$ —	$ —

*	See Portfolio of Investments for country breakout.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Bahamas — 0.4%
1,410	OneSpaWorld Holdings Ltd. (c)	$19,881
	Belgium — 0.9%
689	Azelis Group N.V. (EUR)	16,871
621	Euronav N.V. (EUR)	10,948
108	Syensqo S.A. (EUR) (c)	11,238
		39,057
	Bermuda — 2.4%
467	Conduit Holdings Ltd. (GBP)	2,792
14,310	Hafnia Ltd. (NOK)	98,875
473	SiriusPoint Ltd. (c)	5,487
		107,154
	Cayman Islands — 1.4%
314	Bitdeer Technologies Group, Class A (c)	3,096
882	MoonLake Immunotherapeutics (c)	53,264
418	Patria Investments Ltd., Class A	6,483
		62,843
	Cyprus — 0.0%
1,795	HeadHunter Group PLC, ADR (c) (d) (e) (f)	0
	Denmark — 2.3%
156	Better Collective A/S (SEK) (c)	3,967
955	Novo Nordisk A/S, Class B (DKK)	98,729
		102,696
	Finland — 1.0%
157	Kempower Oyj (EUR) (c)	5,515
2,835	Mandatum Oyj (EUR) (c)	12,738
2,872	Puuilo Oyj (EUR)	28,297
		46,550
	France — 2.5%
1,888	Dassault Systemes SE (EUR)	92,197
539	La Francaise des Jeux SAEM (EUR) (g) (h)	19,541
		111,738
	Germany — 10.5%
2,324	Daimler Truck Holding AG (EUR)	87,281
1,286	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (g) (h)	113,432
7,458	E.ON SE (EUR)	100,034
296	Hensoldt AG (EUR)	7,973
219	HOCHTIEF AG (EUR)	24,249
395	Ionos SE (EUR) (c)	7,613
97	MorphoSys AG (EUR) (c)	3,641
851	Schott Pharma AG & Co KGaA (EUR) (c)	31,566
Shares	Description	Value

	Germany (Continued)
796	Siemens Healthineers AG (EUR) (g) (h)	$46,222
508	TeamViewer SE (EUR) (c) (g) (h)	7,885
357	Thyssenkrupp Nucera AG & Co. KGaa (EUR) (c)	7,271
1,412	Traton SE (EUR)	33,233
		470,400
	Ireland — 11.5%
1,474	CRH PLC	101,942
268	Dole PLC	3,294
232	ICON PLC (c)	65,672
5,856	nVent Electric PLC	346,031
		516,939
	Israel — 5.3%
557	Cellebrite DI Ltd. (c)	4,824
2,319	Global-e Online Ltd. (c)	91,902
296	JFrog Ltd. (c)	10,244
674	Monday.com Ltd. (c)	126,584
160	Oddity Tech Ltd., Class A (c)	7,445
		240,999
	Italy — 2.8%
7,105	Lottomatica Group S.p.A. (EUR) (c)	76,788
99	Sanlorenzo S.p.A. (EUR)	4,628
1,121	Stevanato Group S.p.A.	30,592
1,697	Technoprobe S.p.A. (EUR) (c)	16,196
		128,204
	Jersey — 2.1%
1,458	Birkenstock Holding PLC (c) (i)	71,048
3,061	Yellow Cake PLC (GBP) (c) (g) (h)	24,132
		95,180
	Luxembourg — 5.7%
2,984	Allegro.eu S.A. (PLN) (c) (g) (h)	25,273
7,059	InPost S.A. (EUR) (c)	97,526
701	Spotify Technology S.A. (c)	131,725
		254,524
	Netherlands — 10.8%
125	Argenx SE (EUR) (c)	47,401
1,265	CTP N.V. (EUR) (g) (h)	21,338
702	Ermenegildo Zegna N.V.	8,122
239	Immatics N.V. (c)	2,517
4,595	Iveco Group N.V. (EUR) (c)	41,322
1,468	Pharvaris N.V. (c) (i)	41,177
1,882	Prosus N.V. (EUR)	56,065
5,127	Technip Energies N.V. (EUR)	119,764
5,143	Universal Music Group N.V. (EUR)	146,539
		484,245

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway — 3.8%
499	DOF Group ASA (NOK) (c)	$2,785
8,080	Hoegh Autoliners ASA (NOK)	73,365
839	LINK Mobility Group Holding ASA (NOK) (c)	1,500
877	Norconsult AS (NOK) (c)	2,106
2,828	Orkla ASA (NOK)	21,945
3,951	Telenor ASA (NOK)	45,344
7,049	Var Energi ASA (NOK)	22,313
		169,358
	Poland — 0.1%
193	Grupa Pracuj S.A. (PLN)	3,041
	Portugal — 0.1%
393	Greenvolt-Energias Renovaveis S.A. (EUR) (c)	3,549
	Spain — 0.6%
930	Corp ACCIONA Energias Renovables S.A. (EUR)	28,829
	Sweden — 14.6%
10,625	Alleima AB (SEK)	80,714
3,738	BoneSupport Holding AB (SEK) (c) (g) (h)	69,749
429	Engcon AB (SEK)	3,968
1,675	EQT AB (SEK)	47,330
4,165	Hemnet Group AB (SEK)	99,685
7,812	Munters Group AB (SEK) (g) (h)	126,637
7,100	Nordnet AB publ (SEK)	120,374
3,429	Rusta AB (SEK) (c)	25,362
319	Rvrc Holding AB (SEK)	1,906
3,002	Swedish Orphan Biovitrum AB (SEK) (c)	79,470
		655,195
	Switzerland — 3.9%
1,334	Accelleron Industries AG (CHF)	41,651
1,776	On Holding AG, Class A (c)	47,899
2,434	Sandoz Group AG (CHF) (c)	78,311
448	Softwareone Holding AG (CHF)	8,736
		176,597
	United Kingdom — 16.1%
10,611	Airtel Africa PLC (GBP) (g) (h)	17,610
2,895	ARM Holdings PLC, ADR (c) (i)	217,545
226	Ashtead Technology Holdings PLC (GBP)	1,769
1,393	Baltic Classifieds Group PLC (GBP)	4,199
2,247	Bridgepoint Group PLC (GBP) (g) (h)	7,997
676	Bytes Technology Group PLC (GBP)	5,273
Shares	Description	Value

	United Kingdom (Continued)
276	Centessa Pharmaceuticals PLC, ADR (c)	$2,197
5,931	Darktrace PLC (GBP) (c)	27,722
11,466	Deliveroo PLC (GBP) (c) (g) (h)	18,649
3,936	Dowlais Group PLC (GBP)	5,361
1,532	Finablr PLC (GBP) (c) (d) (e) (f) (g)	0
1,279	Frasers Group PLC (GBP) (c)	14,843
19,555	Haleon PLC (GBP)	80,174
140	Immunocore Holdings PLC, ADR (c)	9,565
14,635	JD Sports Fashion PLC (GBP)	30,957
33,431	M&G PLC (GBP)	94,771
970	Moonpig Group PLC (GBP) (c)	1,936
3,671	THG PLC (GBP) (c)	3,985
16,079	Wise PLC, Class A (GBP) (c)	179,127
		723,680
	United States — 1.0%
1,809	Gen Digital, Inc.	41,282
551	Soho House & Co., Inc. (c)	3,923
		45,205
	Total Common Stocks	4,485,864
	(Cost $3,887,904)
MONEY MARKET FUNDS — 7.0%
315,773	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.17% (j) (k)	315,773
	(Cost $315,773)

	Total Investments — 106.8%	4,801,637
	(Cost $4,203,677)
	Net Other Assets and Liabilities — (6.8)%	(307,126)
	Net Assets — 100.0%	$4,494,511

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $302,299 and the total value of the collateral held by the Fund is $315,773.

(j)	Rate shown reflects yield as of December 31, 2023.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Industrials	21.1%
Consumer Discretionary	14.9
Health Care	14.7
Information Technology	12.7
Financials	10.6
Communication Services	10.0
Energy	5.7
Materials	4.3
Utilities	3.0
Consumer Staples	2.5
Real Estate	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	36.8%
EUR	27.6
SEK	13.7
GBP	10.9
NOK	5.6
CHF	2.7
DKK	2.1
PLN	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$ —**	$ —	$ —	$ —**
United Kingdom	723,680	723,680	—	—**
Other Country Categories*	3,762,184	3,762,184	—	—
Money Market Funds	315,773	315,773	—	—
Total Investments	$4,801,637	$4,801,637	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 3.2%
10,927	CAR Group Ltd. (AUD)	$231,875
1,493	REA Group Ltd. (AUD)	184,303
10,324	SEEK Ltd. (AUD)	188,053
5,313	WiseTech Global Ltd. (AUD)	272,880
		877,111
	Canada — 10.8%
2,464	Descartes Systems Group (The), Inc. (CAD) (c)	207,024
34,926	Shopify, Inc., Class A (CAD) (c)	2,719,117
		2,926,141
	Cayman Islands — 50.1%
295,493	Alibaba Group Holding Ltd. (HKD)	2,860,892
65,781	Baidu, Inc., Class A (HKD) (c)	978,059
29,507	JD Health International, Inc. (HKD) (c) (d) (e)	147,752
71,256	JD.com, Inc., Class A (HKD)	1,026,612
9,579	Kanzhun Ltd., ADR	159,107
72,877	Kuaishou Technology (HKD) (c) (d) (e)	494,184
115,901	Meituan, Class B (HKD) (c) (d) (e)	1,215,636
50,480	NetEase, Inc. (HKD)	908,944
18,693	PDD Holdings, Inc., ADR (c)	2,734,973
9,970	Sea Ltd., ADR (c)	403,785
66,546	Tencent Holdings Ltd. (HKD)	2,502,133
8,157	Vipshop Holdings Ltd., ADR (c)	144,868
		13,576,945
	Germany — 1.7%
5,805	Delivery Hero SE (EUR) (c) (d) (e)	160,275
2,174	Scout24 SE (EUR) (d) (e)	153,983
6,339	Zalando SE (EUR) (c) (d) (e)	150,105
		464,363
	Indonesia — 0.6%
28,490,572	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	159,134
	Ireland — 3.3%
5,124	Flutter Entertainment PLC (EUR) (c)	905,060
	Isle Of Man — 0.9%
18,514	Entain PLC (GBP)	234,620
	Israel — 0.7%
1,656	Wix.com Ltd. (c)	203,721
	Japan — 3.4%
77,476	LY Corp. (JPY)	274,573
12,372	M3, Inc. (JPY)	204,708
Shares	Description	Value

	Japan (Continued)
13,182	Nexon Co., Ltd. (JPY)	$240,221
42,773	Rakuten Group, Inc. (JPY)	190,507
		910,009
	Luxembourg — 2.9%
4,129	Spotify Technology S.A. (c)	775,880
	Netherlands — 9.1%
899	Adyen N.V. (EUR) (c) (d) (e)	1,157,791
43,936	Prosus N.V. (EUR)	1,308,855
15,088	Yandex N.V., Class A (c) (f) (g) (h)	0
		2,466,646
	New Zealand — 1.2%
4,083	Xero Ltd. (AUD) (c)	312,459
	South Africa — 3.4%
5,366	Naspers Ltd., Class N (ZAR)	917,581
	South Korea — 4.7%
8,760	Kakao Corp. (KRW)	369,336
953	Krafton, Inc. (KRW) (c)	143,257
4,374	NAVER Corp. (KRW)	760,755
		1,273,348
	United Kingdom — 1.5%
26,586	Auto Trader Group PLC (GBP) (d) (e)	244,467
23,712	Rightmove PLC (GBP)	173,972
		418,439
	United States — 2.0%
33,191	Coupang, Inc. (c)	537,362

	Total Investments — 99.5%	26,958,819
	(Cost $37,355,709)
	Net Other Assets and Liabilities — 0.5%	139,148
	Net Assets — 100.0%	$27,097,967

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	46.5%
Communication Services	34.1
Information Technology	13.8
Financials	4.3
Health Care	0.8
Consumer Staples	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	37.6%
USD	18.4
EUR	14.2
CAD	10.9
KRW	4.7
AUD	4.4
ZAR	3.4
JPY	3.4
GBP	2.4
IDR	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 2,466,646	$ 2,466,646	$ —	$ —**
Other Country Categories*	24,492,173	24,492,173	—	—
Total Investments	$26,958,819	$26,958,819	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
December 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Brazil — 15.4%
12,765	Ambev S.A. (BRL)	$36,080
16,308	B3 S.A. - Brasil Bolsa Balcao (BRL)	48,847
18,871	Banco Bradesco S.A. (Preference Shares) (BRL)	66,392
3,799	Banco BTG Pactual S.A. (BRL)	29,414
4,114	Banco do Brasil S.A. (BRL)	46,911
11,453	Banco Santander Brasil S.A. (BRL)	76,155
15,068	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	105,373
18,494	Itausa S.A. (Preference Shares) (BRL)	39,481
2,616	Localiza Rent a Car S.A. (BRL)	34,251
24,895	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	190,854
10,173	Vale S.A. (BRL)	161,676
4,365	WEG S.A. (BRL)	33,167
		868,601
	Cayman Islands — 0.2%
1,586	Chailease Holding Co., Ltd. (TWD)	9,974
	Chile — 2.7%
2,557	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	152,809
	Czech Republic — 2.2%
2,843	CEZ AS (CZK)	121,850
	India — 14.3%
438	Asian Paints Ltd. (INR)	17,909
220	Avenue Supermarts Ltd. (INR) (c) (d) (e)	10,794
2,445	Axis Bank Ltd. (INR)	32,388
233	Bajaj Finance Ltd. (INR)	20,518
494	Bajaj Finserv Ltd. (INR)	10,008
1,991	Bharti Airtel Ltd. (INR)	24,697
886	HCL Technologies Ltd. (INR)	15,610
5,844	HDFC Bank Ltd. (INR)	120,039
745	Hindustan Unilever Ltd. (INR)	23,850
6,048	ICICI Bank Ltd. (INR)	72,433
554	IndusInd Bank Ltd. (INR)	10,645
2,910	Infosys Ltd. (INR)	53,955
6,218	ITC Ltd. (INR)	34,530
1,242	Kotak Mahindra Bank Ltd. (INR)	28,479
938	Larsen & Toubro Ltd. (INR)	39,746
810	Mahindra & Mahindra Ltd. (INR)	16,834
116	Maruti Suzuki India Ltd. (INR)	14,361
32	Nestle India Ltd. (INR)	10,221
Shares	Description	Value

	India (Continued)
4,010	NTPC Ltd. (INR)	$14,994
3,850	Power Grid Corp. of India Ltd. (INR)	10,974
2,757	Reliance Industries Ltd. (INR)	85,643
25	Shree Cement Ltd. (INR)	8,608
2,744	State Bank of India (INR)	21,172
965	Sun Pharmaceutical Industries Ltd. (INR)	14,605
802	Tata Consultancy Services Ltd. (INR)	36,560
1,705	Tata Motors Ltd. (INR)	15,981
6,696	Tata Steel Ltd. (INR)	11,233
342	Titan Co., Ltd. (INR)	15,106
105	UltraTech Cement Ltd. (INR)	13,253
		805,146
	Mexico — 15.0%
165,210	America Movil S.A.B. de C.V., Series B (MXN)	153,136
80,342	Cemex S.A.B. de C.V., Series CPO (MXN) (d)	62,548
11,985	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	155,979
15,990	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	160,794
34,895	Grupo Mexico S.A.B. de C.V., Series B (MXN)	193,535
28,556	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	120,355
		846,347
	Philippines — 1.8%
6,469	SM Investments Corp. (PHP)	101,868
	Poland — 2.7%
9,020	ORLEN S.A. (PLN)	150,152
	South Africa — 13.7%
41,437	FirstRand Ltd. (ZAR)	166,518
8,613	Gold Fields Ltd. (ZAR)	130,792
15,290	MTN Group Ltd. (ZAR)	96,542
1,430	Naspers Ltd., Class N (ZAR)	244,529
11,687	Standard Bank Group Ltd. (ZAR)	132,954
		771,335
	South Korea — 15.3%
128	Celltrion, Inc. (KRW)	20,026
65	Ecopro BM Co., Ltd. (KRW)	14,535
373	Hana Financial Group, Inc. (KRW)	12,569
76	Hyundai Mobis Co., Ltd. (KRW)	13,986
169	Hyundai Motor Co. (KRW)	26,704
390	Kakao Corp. (KRW)	16,443

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
429	KB Financial Group, Inc. (KRW)	$18,021
303	Kia Corp. (KRW)	23,527
58	LG Chem Ltd. (KRW)	22,472
134	LG Electronics, Inc. (KRW)	10,592
31	LG Energy Solution Ltd. (KRW) (d)	10,290
181	NAVER Corp. (KRW)	31,481
86	POSCO Holdings, Inc. (KRW)	33,354
25	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	14,753
7,800	Samsung Electronics Co., Ltd. (KRW)	475,425
66	Samsung SDI Co., Ltd. (KRW)	24,188
637	Shinhan Financial Group Co., Ltd. (KRW)	19,858
679	SK Hynix, Inc. (KRW)	74,601
		862,825
	Taiwan — 15.1%
3,889	ASE Technology Holding Co., Ltd. (TWD)	17,107
8,827	Cathay Financial Holding Co., Ltd. (TWD)	13,158
12,042	China Steel Corp. (TWD)	10,594
4,338	Chunghwa Telecom Co., Ltd. (TWD)	16,962
18,370	CTBC Financial Holding Co., Ltd. (TWD)	16,969
1,930	Delta Electronics, Inc. (TWD)	19,715
14,784	E.Sun Financial Holding Co., Ltd. (TWD)	12,428
1,588	Evergreen Marine Corp. Taiwan Ltd. (TWD)	7,425
11,324	First Financial Holding Co., Ltd. (TWD)	10,110
4,877	Formosa Plastics Corp. (TWD)	12,586
7,872	Fubon Financial Holding Co., Ltd. (TWD)	16,621
12,057	Hon Hai Precision Industry Co., Ltd. (TWD)	41,054
1,460	MediaTek, Inc. (TWD)	48,285
11,068	Mega Financial Holding Co., Ltd. (TWD)	14,137
5,027	Nan Ya Plastics Corp. (TWD)	10,892
594	Novatek Microelectronics Corp. (TWD)	10,006
2,813	Quanta Computer, Inc. (TWD)	20,577
10,293	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	8,955
2,348	Taiwan Mobile Co., Ltd. (TWD)	7,543
Shares	Description	Value

	Taiwan (Continued)
25,472	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	$492,168
5,004	Uni-President Enterprises Corp. (TWD)	12,147
11,621	United Microelectronics Corp. (TWD)	19,917
12,586	Yuanta Financial Holding Co., Ltd. (TWD)	11,319
		850,675
	United Kingdom — 1.4%
4,064	Anglogold Ashanti PLC (ZAR)	78,516
	Total Common Stocks	5,620,098
	(Cost $5,054,767)
RIGHTS (a) (b) — 0.0%
	Brazil — 0.0%
9	Localiza Rent a Car S.A., expiring 02/08/24 (BRL) (d) (f)	37
	Taiwan — 0.0%
231	Mega Financial Holding Co., Ltd., expiring 01/19/24 (TWD) (d) (f) (g)	47
	Total Rights	84
	(Cost $0)

	Total Investments — 99.8%	5,620,182
	(Cost $5,054,767)
	Net Other Assets and Liabilities — 0.2%	8,479
	Net Assets — 100.0%	$5,628,661

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
December 31, 2023 (Unaudited)
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2023, securities
noted as such are valued at $47 or 0.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Financials	24.1%
Information Technology	24.0
Materials	13.6
Energy	7.6
Consumer Staples	7.2
Industrials	7.0
Consumer Discretionary	6.8
Communication Services	6.2
Utilities	2.6
Health Care	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
BRL	15.5%
KRW	15.3
TWD	15.3
ZAR	15.1
MXN	15.1
INR	14.3
CLP	2.7
PLN	2.7
CZK	2.2
PHP	1.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,620,098	$ 5,620,098	$ —	$ —
Rights:
Brazil	37	37	—	—
Taiwan	47	—	47	—
Total Investments	$5,620,182	$5,620,135	$47	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund II
Additional Information
December 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
Nasdaq®, ISE CTA Cloud ComputingTM Index, and Nasdaq CTA CybersecurityTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid InfrastructureTM Index, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated

First Trust Exchange-Traded Fund II
Additional Information (Continued)
December 31, 2023 (Unaudited)
in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.
First Trust Bloomberg Emerging Market Democracies ETF
“Bloomberg®” and Bloomberg Emerging Market Democracies Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.